Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2020

EMQ-QTLY-0820
1.876939.111

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Argentina - 0.0%
Bolsas y Mercados Argentinos SA	77,063	$415,625
Bahrain - 0.1%
Ahli United Bank	2,382,894	1,362,538
Bangladesh - 0.2%
BRAC Bank Ltd.	2,332,177	876,800
Olympic Industries Ltd.	290,416	514,089
Square Pharmaceuticals Ltd.	643,016	1,307,251

TOTAL BANGLADESH		2,698,140

Belgium - 0.3%
Titan Cement International Trading SA	402,000	4,877,788
Bermuda - 1.4%
AGTech Holdings Ltd. (a)	4,792,000	231,856
China Gas Holdings Ltd.	949,600	2,928,255
Credicorp Ltd. (United States)	73,293	9,797,075
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	77,884
Haier Electronics Group Co. Ltd.	888,000	2,686,743
Kunlun Energy Co. Ltd.	4,096,000	2,652,980
Marvell Technology Group Ltd.	50,200	1,760,012
Shangri-La Asia Ltd.	6,212,000	5,337,968

TOTAL BERMUDA		25,472,773

Brazil - 4.2%
Atacadao Distribuicao Comercio e Industria Ltda	1,208,700	4,389,736
Banco do Brasil SA	2,277,340	13,463,614
BM&F BOVESPA SA	403,000	4,082,542
BR Malls Participacoes SA	894,600	1,658,220
BTG Pactual Participations Ltd. unit	231,300	3,253,793
Centrais Eletricas Brasileiras SA (Electrobras)	359,900	2,051,617
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	50,000	530,516
Companhia de Saneamento de Minas Gerais	134,030	1,435,164
Direcional Engenharia SA	808,600	2,337,433
Equatorial Energia SA	526,300	2,247,235
LOG Commercial Properties e Participacoes SA	32,400	196,315
Lojas Renner SA	1,259,700	9,682,694
MRV Engenharia e Participacoes SA	500,400	1,656,314
Natura & Co. Holding SA	1,338,900	9,823,672
Natura & Co. Holding SA rights (a)	71,967	525,781
Petrobras Distribuidora SA	463,100	1,835,164
Rumo SA (a)	1,367,600	5,655,895
Suzano Papel e Celulose SA (a)	896,000	6,061,647
Vale SA sponsored ADR (a)	499,115	5,145,876

TOTAL BRAZIL		76,033,228

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	85,240	1,917,900
Cayman Islands - 25.6%
51job, Inc. sponsored ADR (a)	38,900	2,792,631
Agora, Inc. ADR (a)	5,300	234,101
Akeso, Inc.	760,000	3,274,163
Alibaba Group Holding Ltd. sponsored ADR (a)	400,322	86,349,455
Ant International Co. Ltd. Class C (a)(b)(c)	296,486	3,376,976
Bilibili, Inc. ADR (a)	440,630	20,409,982
Burning Rock Biotech Ltd. ADR	2,578	69,632
Chailease Holding Co. Ltd.	904,228	3,842,024
China Resources Land Ltd.	997,000	3,775,492
China State Construction International Holdings Ltd.	4,048,000	2,360,746
CStone Pharmaceuticals Co. Ltd. (a)(d)	754,830	1,077,146
Eurocharm Holdings Co. Ltd.	156,000	505,877
GDS Holdings Ltd. ADR (a)	49,600	3,951,136
Haitian International Holdings Ltd.	1,289,000	2,617,749
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,444,250	6,801,513
Hua Medicine (a)	460,500	420,662
Innovent Biologics, Inc. (a)(d)	906,960	6,728,624
iQIYI, Inc. ADR (a)(e)	71,800	1,665,042
JD.com, Inc. sponsored ADR (a)	506,500	30,481,170
Kangji Medical Holdings Ltd.	817,500	2,828,895
Kingdee International Software Group Co. Ltd.	1,462,000	3,399,167
LexinFintech Holdings Ltd. ADR (a)	62,000	659,680
Li Ning Co. Ltd.	5,582,500	17,718,792
Meituan Dianping Class B (a)	901,680	19,998,554
NagaCorp Ltd.	392,000	453,679
NetEase, Inc. ADR	10,400	4,465,552
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	107,400	13,986,702
PagSeguro Digital Ltd. (a)(e)	130,200	4,601,268
Phoenix Tree Holdings Ltd. ADR	43,900	406,075
Pinduoduo, Inc. ADR (a)(e)	224,633	19,282,497
Semiconductor Manufacturing International Corp. (a)	1,254,500	4,400,727
Shenzhou International Group Holdings Ltd.	932,700	11,239,814
Shimao Property Holdings Ltd.	627,720	2,656,502
Sino Biopharmaceutical Ltd.	4,303,160	8,106,075
SITC International Holdings Co. Ltd.	438,000	467,358
StoneCo Ltd. Class A (a)(e)	64,900	2,515,524
Sunny Optical Technology Group Co. Ltd.	253,200	4,050,939
Tencent Holdings Ltd.	2,303,400	147,597,058
Uni-President China Holdings Ltd.	6,298,400	6,273,614
Weidai Ltd. ADR (a)(e)	14,900	19,370
Wise Talent Information Technology Co. Ltd. (a)	587,541	1,302,362
Xinyi Solar Holdings Ltd.	458,000	433,742
YY, Inc. ADR (a)	35,900	3,178,945
Zai Lab Ltd. ADR (a)	44,130	3,624,397

TOTAL CAYMAN ISLANDS		464,401,409

Chile - 0.1%
Vina Concha y Toro SA	1,431,604	2,230,890
China - 8.8%
BBMG Corp. (H Shares)	10,201,500	1,987,519
China Communications Construction Co. Ltd. (H Shares)	3,781,000	2,131,859
China Communications Services Corp. Ltd. (H Shares)	4,958,000	3,083,357
China Life Insurance Co. Ltd. (H Shares)	8,346,900	16,842,070
China Longyuan Power Grid Corp. Ltd. (H Shares)	9,801,650	5,501,216
China Merchants Bank Co. Ltd. (H Shares)	1,031,000	4,742,294
China Petroleum & Chemical Corp. (H Shares)	17,558,000	7,343,791
China Tower Corp. Ltd. (H Shares) (d)	11,200,000	1,979,743
CRRC Corp. Ltd. (H Shares)	7,650,000	3,227,598
Glodon Co. Ltd. (A Shares)	205,100	2,023,278
Haier Smart Home Co. Ltd. (A Shares)	6,559,567	16,432,572
Industrial & Commercial Bank of China Ltd. (H Shares)	28,631,400	17,309,638
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	307,268	4,013,989
Jinyu Bio-Technology Co. Ltd. (A Shares)	60,000	236,416
NARI Technology Co. Ltd. (A Shares)	436,700	1,251,599
Pharmaron Beijing Co. Ltd. (H Shares) (d)	614,680	6,344,675
PICC Property & Casualty Co. Ltd. (H Shares)	8,836,900	7,285,697
Ping An Bank Co. Ltd. (A Shares)	2,002,100	3,627,044
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,525,000	25,171,704
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	159,123	6,884,708
Sinopec Engineering Group Co. Ltd. (H Shares)	2,157,500	918,618
TravelSky Technology Ltd. (H Shares)	921,000	1,620,855
Tsingtao Brewery Co. Ltd. (H Shares)	1,508,000	11,187,665
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	108,650	1,072,411
WuXi AppTec Co. Ltd. (H Shares) (d)	372,881	4,844,735
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	927,800	2,358,256

TOTAL CHINA		159,423,307

Colombia - 0.3%
Bancolombia SA sponsored ADR	80,490	2,117,692
Ecopetrol SA	2,553,174	1,409,749
Interconexion Electrica SA ESP	201,400	1,007,536

TOTAL COLOMBIA		4,534,977

Egypt - 0.2%
Commercial International Bank SAE	609,600	2,451,242
Six of October Development & Investment Co.	1,031,002	568,520

TOTAL EGYPT		3,019,762

France - 0.1%
Ubisoft Entertainment SA (a)	18,900	1,558,587
Germany - 0.4%
Delivery Hero AG (a)(d)	72,200	7,378,375
Hong Kong - 2.4%
China Everbright International Ltd.	1,133,000	597,893
China Overseas Land and Investment Ltd.	3,247,460	9,825,552
China Resources Beer Holdings Co. Ltd.	2,458,666	13,704,196
China Unicom Ltd.	2,689,720	1,463,466
CNOOC Ltd.	8,381,000	9,406,232
Far East Horizon Ltd.	4,299,074	3,649,817
Sun Art Retail Group Ltd.	3,208,500	5,481,006

TOTAL HONG KONG		44,128,162

Hungary - 0.3%
OTP Bank PLC	135,100	4,723,585
Iceland - 0.0%
Festi hf	609,800	575,345
India - 8.9%
Adani Ports & Special Economic Zone Ltd.	979,908	4,460,790
Axis Bank Ltd.	2,858,143	15,385,053
Axis Bank Ltd. GDR (Reg. S)	22,040	589,570
DLF Ltd.	1,130,154	2,214,830
Federal Bank Ltd. (a)	2,953,467	1,993,869
HDFC Bank Ltd.	103,900	1,459,571
HDFC Bank Ltd. sponsored ADR	62,200	2,827,612
Housing Development Finance Corp. Ltd.	65,000	1,509,726
ICICI Bank Ltd.	458,238	2,135,206
ICICI Bank Ltd. sponsored ADR	2,412,680	22,413,797
Indraprastha Gas Ltd. (a)	881,720	5,162,284
ITC Ltd.	2,731,387	7,037,719
JK Cement Ltd.	331,898	6,058,473
JM Financial Ltd. (a)	1,397,121	1,294,572
Larsen & Toubro Ltd.	493,978	6,170,393
LIC Housing Finance Ltd.	367,741	1,290,221
Mahanagar Gas Ltd.	73,486	1,023,425
Manappuram General Finance & Leasing Ltd.	2,189,857	4,387,251
NTPC Ltd.	2,017,610	2,558,568
Oberoi Realty Ltd. (a)	531,512	2,573,659
Petronet LNG Ltd.	895,768	3,059,805
Phoenix Mills Ltd. (a)	199,143	1,541,978
Power Grid Corp. of India Ltd.	2,553,476	5,910,057
Reliance Industries Ltd.	1,276,397	28,792,218
Reliance Industries Ltd. (a)	85,093	898,407
Shree Cement Ltd.	26,627	8,124,698
Shriram Transport Finance Co. Ltd.	835,945	7,630,785
State Bank of India (a)	3,237,263	7,646,960
Sunteck Realty Ltd. (a)	72,397	181,172
Tata Consultancy Services Ltd.	52,800	1,455,259
Torrent Pharmaceuticals Ltd.	100,940	3,169,499

TOTAL INDIA		160,957,427

Indonesia - 0.9%
PT Bank Mandiri (Persero) Tbk	25,260,800	8,771,309
PT Bank Rakyat Indonesia Tbk	21,768,900	4,646,422
PT Perusahaan Gas Negara Tbk Series B	15,657,600	1,244,059
PT United Tractors Tbk	980,800	1,136,314

TOTAL INDONESIA		15,798,104

Japan - 0.8%
Freee KK (a)	68,100	3,080,977
Keyence Corp.	6,100	2,543,950
Money Forward, Inc. (a)	65,100	3,599,417
Murata Manufacturing Co. Ltd.	35,400	2,086,777
Rakus Co. Ltd.	23,900	420,560
Square Enix Holdings Co. Ltd.	42,800	2,156,351

TOTAL JAPAN		13,888,032

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit	216,779	2,688,060
Kenya - 0.1%
Safaricom Ltd.	9,456,433	2,542,720
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	156,299	6,784,391
Coway Co. Ltd.	67,340	4,081,252
DuzonBizon Co. Ltd.	23,480	2,011,194
Hyundai Fire & Marine Insurance Co. Ltd.	285,209	5,488,795
Hyundai Mobis	82,913	13,342,629
Kakao Corp.	32,160	7,234,952
KB Financial Group, Inc.	388,406	11,023,293
Korea Electric Power Corp. (a)	112,839	1,844,749
Korea Electric Power Corp. sponsored ADR (a)	13,000	103,740
LG Chemical Ltd.	17,830	7,376,589
LG Corp.	80,675	4,826,901
NAVER Corp.	16,147	3,641,949
NCSOFT Corp.	9,626	7,179,068
Netmarble Corp. (a)(d)	10,980	922,618
POSCO	55,131	8,050,405
S-Oil Corp.	53,390	2,853,464
Samsung Biologics Co. Ltd. (a)(d)	13,108	8,525,319
Samsung Electronics Co. Ltd.	1,816,563	80,617,349
Samsung Fire & Marine Insurance Co. Ltd.	33,845	4,988,569
Samsung SDI Co. Ltd.	29,322	8,988,109
Shinhan Financial Group Co. Ltd.	328,205	7,951,436
SK Biopharmaceuticals Co. Ltd. (a)(f)	10,200	416,559
SK Hynix, Inc.	253,495	18,144,722

TOTAL KOREA (SOUTH)		216,398,052

Kuwait - 0.6%
Mobile Telecommunication Co.	1,612,800	2,908,070
National Bank of Kuwait	3,032,045	8,087,423

TOTAL KUWAIT		10,995,493

Luxembourg - 0.1%
Adecoagro SA (a)	184,504	800,747
Globant SA (a)	5,800	869,130

TOTAL LUXEMBOURG		1,669,877

Mexico - 1.7%
America Movil S.A.B. de CV Series L sponsored ADR	233,400	2,961,846
CEMEX S.A.B. de CV sponsored ADR	2,641,300	7,606,944
Fibra Uno Administracion SA de CV	2,905,700	2,307,165
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	362,496	2,606,527
Grupo Aeroportuario Norte S.A.B. de CV (a)	266,200	1,237,507
Grupo Financiero Banorte S.A.B. de CV Series O	1,463,032	5,074,416
Macquarie Mexican (REIT) (d)	3,027,340	3,107,092
Wal-Mart de Mexico SA de CV Series V	2,478,000	5,945,820

TOTAL MEXICO		30,847,317

Morocco - 0.1%
Attijariwafa Bank	30,051	1,102,272
Label Vie	900	287,464

TOTAL MOROCCO		1,389,736

Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	3,151,000	4,610,327
Netherlands - 1.6%
Adyen BV (a)(d)	3,100	4,512,032
ASML Holding NV (Netherlands)	6,000	2,194,879
NXP Semiconductors NV	17,600	2,007,104
X5 Retail Group NV GDR (Reg. S)	208,600	7,384,440
Yandex NV Series A (a)	273,114	13,661,162

TOTAL NETHERLANDS		29,759,617

Nigeria - 0.3%
Dangote Cement PLC	1,114,110	366,010
Guaranty Trust Bank PLC	38,918,873	2,219,880
Guaranty Trust Bank PLC GDR (Reg. S)	227,162	645,140
Nigerian Breweries PLC	7,975,531	744,779
Zenith Bank PLC	46,144,489	1,921,792

TOTAL NIGERIA		5,897,601

Pakistan - 0.1%
Glaxosmithkline Pakistan Ltd.	190,000	196,993
Habib Bank Ltd.	1,963,400	1,132,785
Searle Co. Ltd.	456,200	541,327
United Bank Ltd.	618,400	380,690

TOTAL PAKISTAN		2,251,795

Panama - 0.1%
Copa Holdings SA Class A	52,600	2,659,456
Peru - 0.5%
Alicorp SA Class C (a)	205,559	466,071
Compania de Minas Buenaventura SA sponsored ADR	952,148	8,702,633

TOTAL PERU		9,168,704

Philippines - 1.6%
Altus Property Ventures, Inc. (a)	143,993	120,428
Ayala Corp.	215,475	3,365,985
Ayala Land, Inc.	6,964,400	4,732,544
BDO Unibank, Inc.	903,433	1,779,985
Globe Telecom, Inc.	41,500	1,727,081
International Container Terminal Services, Inc.	808,717	1,666,536
Jollibee Food Corp.	674,463	1,898,368
Metropolitan Bank & Trust Co.	7,052,103	5,245,835
Pilipinas Shell Petroleum Corp. (a)	584,100	210,905
PUREGOLD Price Club, Inc.	1,415,287	1,318,829
Robinsons Land Corp.	4,078,170	1,433,181
Robinsons Retail Holdings, Inc.	486,000	635,103
SM Investments Corp.	136,825	2,583,005
Universal Robina Corp.	812,543	2,123,655

TOTAL PHILIPPINES		28,841,440

Poland - 0.3%
Powszechny Zaklad Ubezpieczen SA	689,700	5,043,354
Romania - 0.2%
Banca Transilvania SA	4,131,021	2,044,086
BRD-Groupe Societe Generale	444,426	1,193,492

TOTAL ROMANIA		3,237,578

Russia - 3.6%
LSR Group OJSC	27,800	273,752
Lukoil PJSC sponsored ADR	222,200	16,500,572
MMC Norilsk Nickel PJSC sponsored ADR	518,900	13,589,991
NOVATEK OAO	27,300	388,666
NOVATEK OAO GDR (Reg. S)	45,800	6,512,760
Sberbank of Russia	2,820,150	8,062,628
Sberbank of Russia sponsored ADR	1,166,692	13,276,955
Tatneft PAO	556,300	4,314,857
Unipro PJSC	47,762,800	1,869,103

TOTAL RUSSIA		64,789,284

Saudi Arabia - 0.1%
Aldrees Petroleum and Transport Services Co.	31,100	521,512
Bupa Arabia for Cooperative Insurance Co.	15,820	460,556
Saudi Arabian Oil Co.	39,200	339,643
Saudi Dairy & Foodstuffs Co.	11,700	514,663

TOTAL SAUDI ARABIA		1,836,374

Singapore - 0.3%
First Resources Ltd.	5,702,800	5,688,068
Slovenia - 0.1%
Krka dd Novo mesto	15,100	1,404,690
South Africa - 3.5%
Absa Group Ltd.	1,428,141	7,020,339
AngloGold Ashanti Ltd.	552,300	16,249,888
Bidvest Group Ltd.	281,262	2,302,288
DRDGOLD Ltd.	843,645	1,316,158
Impala Platinum Holdings Ltd.	1,663,600	11,121,026
Imperial Holdings Ltd.	238,667	540,946
Mr Price Group Ltd.	489,400	4,033,090
Nampak Ltd. (a)	910,310	67,673
Naspers Ltd. Class N	89,300	16,411,588
Pick 'n Pay Stores Ltd.	1,469,908	4,320,145

TOTAL SOUTH AFRICA		63,383,141

Taiwan - 6.3%
ECLAT Textile Co. Ltd.	38,000	441,755
Feng Tay Enterprise Co. Ltd.	67,000	379,194
Formosa Plastics Corp.	1,000,000	2,977,667
Largan Precision Co. Ltd.	36,000	4,998,810
MediaTek, Inc.	450,000	8,856,521
Taiwan Semiconductor Manufacturing Co. Ltd.	8,260,869	88,478,517
Unified-President Enterprises Corp.	3,486,000	8,448,683

TOTAL TAIWAN		114,581,147

Thailand - 0.8%
Carabao Group PCL	75,000	252,427
Kasikornbank PCL (For. Reg.)	1,193,900	3,616,135
Mega Lifesciences PCL	368,500	444,227
Osotspa PCL	133,200	163,806
PTT Global Chemical PCL (For. Reg.)	3,544,900	5,305,878
Siam Cement PCL (For. Reg.)	322,100	3,836,013
Thai Beverage PCL	1,928,533	934,099
TOA Paint Thailand PCL	314,000	370,906

TOTAL THAILAND		14,923,491

Turkey - 0.2%
Turkiye Garanti Bankasi A/S (a)	2,908,900	3,590,763
United Arab Emirates - 0.2%
Dubai Financial Market PJSC (a)	1,682,794	378,418
Emaar Properties PJSC (a)	3,487,233	2,591,821

TOTAL UNITED ARAB EMIRATES		2,970,239

United Kingdom - 0.6%
Antofagasta PLC	101,700	1,181,530
Georgia Capital PLC (a)	48,500	279,448
Mondi PLC	368,142	6,881,036
Network International Holdings PLC (d)	393,800	2,151,893

TOTAL UNITED KINGDOM		10,493,907

United States of America - 3.6%
Activision Blizzard, Inc.	92,400	7,013,160
Arco Platform Ltd. Class A (a)	39,200	1,704,416
DouYu International Holdings Ltd. ADR	667,000	7,697,180
MercadoLibre, Inc. (a)	30,400	29,967,408
Micron Technology, Inc. (a)	328,800	16,939,776
ON Semiconductor Corp. (a)	81,800	1,621,276

TOTAL UNITED STATES OF AMERICA		64,943,216

Vietnam - 0.6%
Bank For Foreign Trade JSC	276,180	955,669
Ho Chi Minh City Development JSCB (a)	514,300	549,627
Ho Chi Minh City Securities Co.	752,082	594,704
Phu Nhuan Jewelry JSC	165,000	408,127
Ssi Securities Corp.	909,448	580,015
Vietjet Aviation JSC (a)	238,016	1,107,719
Vietnam Dairy Products Corp.	533,756	2,592,187
Vietnam Engine & Agricultural Machinery Corp.	252,300	457,719
Viettel Post Joint Stock Corp.	43,000	249,780
Vincom Retail JSC	1,700,400	1,817,199
Vingroup JSC (a)	336,200	1,289,399

TOTAL VIETNAM		10,602,145

TOTAL COMMON STOCKS
(Cost $1,524,527,999)		1,712,603,546

Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.4%
Ambev SA sponsored ADR	2,065,800	5,453,712
Banco do Estado Rio Grande do Sul SA	901,460	2,246,149
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	307,740	3,234,347
Companhia Paranaense de Energia-Copel:
(PN-B)	6,260	70,012
(PN-B) sponsored ADR	139,419	1,532,045
Itau Unibanco Holding SA sponsored ADR	2,359,979	11,068,302
Metalurgica Gerdau SA (PN)	3,117,900	4,191,142
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,150,100	9,166,297
sponsored ADR	649,000	5,367,230
Telefonica Brasil SA	188,980	1,669,096

TOTAL BRAZIL		43,998,332

Korea (South) - 1.1%
Hyundai Motor Co. Series 2	198,535	9,517,006
Samsung Electronics Co. Ltd.	246,793	9,637,847

TOTAL KOREA (SOUTH)		19,154,853

Russia - 0.0%
Tatneft PAO	95,700	724,801
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $78,620,149)		63,877,986
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.14% 9/24/20 (Cost $549,815)	550,000	549,831
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.12% (g)	29,734,614	29,740,561
Fidelity Securities Lending Cash Central Fund 0.12% (g)(h)	3,009,312	3,009,613
TOTAL MONEY MARKET FUNDS
(Cost $32,749,790)		32,750,174
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,636,447,753)		1,809,781,537
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,661,232
NET ASSETS - 100%		$1,811,442,769

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,376,976 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,446,176 or 3.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$397,535
Fidelity Securities Lending Cash Central Fund	159,432
Total	$556,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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